Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIT LARGE CAP GROWTH FUND INC
Entity Central Index Key	0000356786
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000032270
Shareholder Report [Line Items]
Fund Name	Sit Large Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Large Cap Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Large Cap Growth Fund	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	Sit Large Cap Growth Fund	Russell 3000® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
12/15	10,447	10,048	10,567
12/16	10,902	11,327	11,314
12/17	13,937	13,721	14,733
12/18	13,504	13,002	14,510
12/19	17,935	17,035	19,790
12/20	24,021	20,593	27,408
12/21	30,877	25,877	34,971
12/22	22,176	20,907	24,782
12/23	30,978	26,334	35,358
12/24	39,104	32,604	47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Large Cap Growth Fund	7.08%	26.23%	16.87%	14.61%
Russell 3000® Index	9.03%	23.81%	13.86%	12.55%
Russell 1000® Growth Index	10.49%	33.36%	18.96%	16.78%

The Fund continues to use the Russell 1000® Growth Index as an additional benchmark.

Material Change Date	Dec. 31, 2024
AssetsNet	$ 230,638,871
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,120,587
InvestmentCompanyPortfolioTurnover	2.04%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$230,638,871
# of Portfolio Holdings	62
Portfolio Turnover Rate	2.04%
Investment Advisory Fees Paid	$1,120,587
Weighted average market cap	$1,516.3 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	29.7%
Technology Services	29.4
Retail Trade	10.5
Health Technology	5.9
Producer Manufacturing	4.9
Consumer Services	2.7
Health Services	2.7
Finance	2.4
Others	8.8
Cash and other net assets	3.0
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Apple, Inc.	11.3%
NVIDIA Corp.	10.1
Microsoft Corp.	10.1
Alphabet, Inc.	7.1
Amazon.com, Inc.	6.0
Broadcom, Inc.	4.2
Meta Platforms, Inc.	3.0
UnitedHealth Group, Inc.	2.2
salesforce.com, Inc.	2.2
Visa, Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.